EXHIBIT 99

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	3

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-B Reference Pool Balance	$880,188,635.67	$849,103,101.30	$832,783,621.76	0.9461422
Total Note Balance	757,842,000.00	726,756,465.63	710,436,986.09	0.9374474

Total Overcollateralization	$122,346,635.67	$122,346,635.67	$122,346,635.67

2011-B Exchange Note Balance	781,280,412.37	750,194,878.00	733,875,398.46	0.9393239
2011-B Exchange Note Overcollateralization	$98,908,223.30	$98,908,223.30	$98,908,223.30

Overcollateralization	Beginning of Period	End of Period
2011-B Reference Pool Balance as a % of Total Note Balance	116.83%	117.22%
2011-B Reference Pool Balance as a % of 2011-B Exchange Note Balance	113.18%	113.48%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.47979%	$180,000,000.00	$148,914,465.63	$132,594,986.09	0.7366388
Class A-2 Notes	0.82000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-3 Notes	1.05000%	200,000,000.00	200,000,000.00	200,000,000.00	1.0000000
Class A-4 Notes	1.42000%	62,634,000.00	62,634,000.00	62,634,000.00	1.0000000
Class B Notes	1.94000%	35,208,000.00	35,208,000.00	35,208,000.00	1.0000000

Total		$757,842,000.00	$726,756,465.63	$710,436,986.09	0.9374474

	Principal Payments		Interest Payments			Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$16,319,479.54	$90.66	$65,493.70	$0.36	$16,384,973.24	$91.02
Class A-2 Notes	0.00	0.00	191,333.33	0.68	191,333.33	0.68
Class A-3 Notes	0.00	0.00	175,000.00	0.88	175,000.00	0.88
Class A-4 Notes	0.00	0.00	74,116.90	1.18	74,116.90	1.18
Class B Notes	0.00	0.00	56,919.60	1.62	56,919.60	1.62

Total	$16,319,479.54	$90.66	$562,863.53	$0.74	$16,882,343.07	$22.28

II. POOL INFORMATION

			Residual Portion of
2011-B Reference Pool Balance	Lease Balance	Securitization Value	Securitization Value
Beginning of Period	$968,041,842.52	$849,103,101.30	$562,838,415.02
Change	(19,248,730.00)	(16,319,479.54)	(2,088,732.96)

End of Period	$948,793,112.52	$832,783,621.76	$560,749,682.06
Residual Portion of Securitization Value as % of Securitization Value at end of period			67.33%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	37,733	534	37,199	321	36,878

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				21.5	20.6

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	3

			% of End of Period
Delinquent Leases	Number of Leases	Securitization Value	Reference Pool Balance
31 - 60 Days Delinquent	257	$5,663,611.77	0.68%
61 - 90 Days Delinquent	13	266,284.43	0.03%
91 - 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	270	$5,929,896.20	0.71%

	Current Period	Cumulative
Prepayment Speed	0.64%	0.58%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$14,791,072.15
plus: Payoffs	3,691,052.49
plus: Other (including extension fees, excess charges, etc.)	98,569.51
minus: Payaheads	(574,460.32)
plus: Payahead Draws	469,194.98
plus: Advances	760,654.51
minus: Advance Reimbursement Amounts	(643,186.77)
plus: Administrative Removal Amounts	82,376.73
plus: Net Auction Proceeds	2,544,666.54
plus: Recoveries	23,999.39

Total Collections	$21,243,939.21

Reserve Account Balance Beginning of Period	16,270,954.06

Total Collections Plus Reserve	$37,514,893.27

			Remaining
Exchange Note Distributions	Amount Due	Amount Paid	Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$707,585.92	$707,585.92	$36,807,307.35	$0.00
2011-B Exchange Note Interest Payment	1,340,973.34	1,340,973.34	35,466,334.01	0.00
2011-B Exchange Note Principal Payment	16,319,479.54	16,319,479.54	19,146,854.47	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	19,146,854.47	0.00
Reserve Account Deposit	22,004,715.89	19,146,854.47	0.00	(2,857,861.42)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$40,372,754.69	$37,514,893.27	$0.00	$(2,857,861.42)

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	3

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-B Exchange Note Interest Payment	$1,340,973.34
2011-B Exchange Note Principal Payment	16,319,479.54
Shortfall Payment (to cover Notes)	0.00

Total	$17,660,452.88

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$17,660,452.88	$0.00
Administration Fee	6,056.30	6,056.30	17,654,396.58	0.00
Class A-1 Interest	65,493.70	65,493.70	17,588,902.88	0.00
Class A-2 Interest	191,333.33	191,333.33	17,397,569.55	0.00
Class A-3 Interest	175,000.00	175,000.00	17,222,569.55	0.00
Class A-4 Interest	74,116.90	74,116.90	17,148,452.65	0.00

Total Class A Interest	505,943.93	505,943.93		0.00
First Priority Principal Payment	0.00	0.00	17,148,452.65
Class B Interest	56,919.60	56,919.60	17,091,533.05	0.00
Second Priority Principal Payment	0.00	0.00	17,091,533.05
Regular Principal Payment	16,319,479.54	16,319,479.54	772,053.51	0.00
Reserve Account Deposit	2,857,861.42	772,053.51	0.00	(2,085,807.91)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$19,746,260.79	$17,660,452.88	$0.00	$(2,085,807.91)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,097,090.06
plus: Additional Advances	760,654.51
minus: Advance Reimbursement Amounts	(643,186.77)

End of Period Advance Balance	$2,214,557.80

Payaheads
Beginning of Period Payahead Balance	$1,292,893.91
plus: Additional Payaheads	574,460.32
minus: Payahead Draws	(469,194.98)

End of Period Payahead Balance	$1,398,159.25

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$16,270,954.06
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	2,875,900.41

Reserve Balance after Deposit from Exchange Note	$19,146,854.47
plus: Reserve Deposit from Note Distributions	772,053.51

End of Period Reserve Account Balance	$19,918,907.98

Memo: Required Reserve Amount	$22,004,715.89
Reserve Shortfall	($2,085,807.91)

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	3

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	150	572	$2,887,458.50	$11,014,430.56
Standard Terminations	30	35	482,607.66	554,616.07

Total Retained	180	607	$3,370,066.16	$11,569,046.63

Returned Vehicles
Early Terminations	95	194	$1,678,240.38	$3,399,167.80
Standard Terminations	38	39	603,213.51	615,980.86

Total Returned	133	233	$2,281,453.89	$4,015,148.66

Charged Off Leases / Repossessed Vehicles	5	9	$140,505.71	$205,262.25
Removals by Servicer and Other	3	6	82,376.73	149,630.63

Total Terminations	321	855	$5,874,402.49	$15,939,088.17

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			41.43%	27.25%
Early Termination Rate (Early Terminations / Total Terminations)			76.32%	89.59%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$3,748,685.55
plus: Payahead draws			5,101.47
minus: Unreimbursed Advances			(14,026.42)
minus: Securitization Value of Retained Vehicles			(3,370,066.16)

Total	180	607	$369,694.44	$1,280,246.24
Gain (Loss) Per Retained Vehicle			$2,053.86	$2,109.14

Gain (Loss) on Returned Vehicles
Customer Payments			$176,196.13
plus: Net Auction Proceeds			$2,378,778.55
plus: Payahead Draws			37,728.63
minus: Unreimbursed Advances			(6,253.15)
minus: Securitization Value of Returned Vehicles			(2,281,453.89)

Total	133	233	$304,996.27	$491,642.84
Gain (Loss) Per Returned Vehicle			$2,293.21	$2,110.06

Credit Gain (Loss) Charged Off / Repossessed Vehicles	5	9	$(20,849.25)	$(29,599.18)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(4,169.85)	$(3,288.80)

Gain (Loss) on Removals by Servicer and Other	3	6

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$11,000.92	$(14,619.56)

Total Gain (Loss)	321	855	$664,842.38	$1,727,670.34

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$2,378,778.55
plus: Excess Wear and Use and Excess Mileage Assessed			35,544.90
minus: Residual Portion of Securitization Value			(2,088,911.30)

Total	133	233	$325,412.15	$567,071.91
Residual Gain (Loss) Per Returned Vehicle			$2,446.71	$2,433.79

Ford Credit Auto Lease Trust 2011-B

Monthly Investor Report

Collection Period	December, 2011
Payment Date	January 17, 2012
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

/s/ Daniel J. Gardetto
Assistant Treasurer